Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.8%
Australia — 6.5%
ANZ Group Holdings Ltd.	13,608	$342,177
APA Group	5,847	40,278
Aristocrat Leisure Ltd.	2,575	81,847
ASX Ltd.	928	33,670
BHP Group Ltd.	23,186	838,928
Brambles Ltd.	6,322	99,219
CAR Group Ltd.	1,639	26,164
Cochlear Ltd.	282	33,183
Coles Group Ltd.	6,237	94,583
Commonwealth Bank of Australia	7,640	894,696
Computershare Ltd.	2,288	45,125
CSL Ltd.	2,208	216,867
Evolution Mining Ltd.	9,441	85,013
Fortescue Ltd.	7,822	111,773
Goodman Group	9,341	167,704
Insurance Australia Group Ltd.	10,138	51,341
Lynas Rare Earths Ltd.*	4,367	59,293
Macquarie Group Ltd.	1,651	234,536
Medibank Pvt. Ltd.	11,857	35,877
National Australia Bank Ltd.	13,900	402,067
Northern Star Resources Ltd.	6,260	91,000
Origin Energy Ltd.	8,115	69,831
Pro Medicus Ltd.	255	21,016
Qantas Airways Ltd.	3,289	19,320
QBE Insurance Group Ltd.	7,015	103,519
REA Group Ltd.	225	24,651
Rio Tinto Ltd.	1,699	193,029
Santos Ltd.	14,114	77,254
Scentre Group	24,448	56,410
SGH Ltd.	875	24,895
Sigma Healthcare Ltd.	24,657	45,565
Sonic Healthcare Ltd.	2,111	29,995
South32 Ltd.	18,388	55,679
South32 Ltd.	2,925	8,795
Stockland	11,726	35,199
Suncorp Group Ltd.	4,660	52,298
Telstra Group Ltd.	18,709	69,066
The Lottery Corp. Ltd.	9,935	37,103
Transurban Group	14,288	139,377
Vicinity Ltd.	16,563	27,021
Washington H. Soul Pattinson & Co., Ltd.	1,643	46,173
Wesfarmers Ltd.	5,162	263,551
Westpac Banking Corp.	15,519	428,872
WiseTech Global Ltd.	960	25,901
Woodside Energy Group Ltd.	8,717	206,920
Woolworths Group Ltd.	5,650	142,675
		6,189,456
Austria — 0.3%
BAWAG Group AG, 144A@	349	53,058
Erste Group Bank AG	1,409	152,208
OMV AG	627	45,871
Raiffeisen Bank International AG	646	27,666
Verbund AG	306	23,384
		302,187
	Number of Shares	Value†

Belgium — 0.9%
Ageas S.A./N.V.	708	$52,118
Anheuser-Busch InBev S.A./N.V.	4,495	310,991
D'ieteren Group	83	15,368
Elia Group S.A./N.V.	216	33,177
Financiere de Tubize S.A.	100	24,807
Groupe Bruxelles Lambert N.V.	362	32,929
KBC Group N.V.	1,054	129,001
Lotus Bakeries N.V.	2	22,582
Sofina S.A.	70	16,998
Syensqo S.A.	306	17,837
UCB S.A.	579	174,451
		830,259
Chile — 0.1%
Antofagasta PLC	1,838	82,424
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	33,268
Czechia — 0.0%
CSG N.V.*	905	24,415
Denmark — 1.6%
A.P. Moller - Maersk A/S, Class A	14	34,280
A.P. Moller - Maersk A/S, Class B	19	47,460
Carlsberg A/S, Class B	414	51,433
Coloplast A/S, Class B	548	37,329
Danske Bank A/S	3,061	150,854
Demant A/S*	503	15,243
DSV A/S	931	224,844
Genmab A/S*	266	71,640
Novo Nordisk A/S, Class B	14,575	533,365
Novonesis Novozymes, Class B	1,545	91,790
Orsted A/S@,*	2,382	59,071
Pandora A/S	349	24,944
ROCKWOOL A/S, Class B	400	11,110
Tryg A/S	1,610	38,375
Vestas Wind Systems A/S	4,641	140,023
		1,531,761
Finland — 1.2%
Elisa OYJ	610	29,713
Fortum OYJ	1,907	48,767
Kesko OYJ, Class B	1,229	27,294
Kone OYJ, Class B	1,564	99,847
Metso OYJ	3,130	54,244
Neste OYJ	2,016	65,515
Nokia OYJ	24,265	194,654
Nordea Bank Abp	13,107	224,824
Nordea Bank Abp	1,029	17,719
Orion OYJ, Class B	462	37,342
Sampo OYJ, Class A	11,050	117,529
Stora Enso OYJ, Class R	2,435	28,594
UPM-Kymmene OYJ	2,323	72,709
Wartsila OYJ Abp	2,189	81,536
		1,100,287

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
France — 9.7%
Accor S.A.	883	$42,352
Aeroports de Paris S.A.	143	17,470
Air Liquide S.A.	2,622	541,963
Airbus S.E.	2,691	508,795
Alstom S.A.*	1,645	47,044
Amundi S.A.@	290	24,922
AXA S.A.	7,578	348,221
Ayvens S.A., 144A@	1,598	18,841
BioMerieux	172	18,375
BNP Paribas S.A.	4,559	434,307
Bollore S.E.	3,186	18,218
Bouygues S.A.	911	52,799
Bureau Veritas S.A.	1,613	48,279
Capgemini S.E.	709	83,661
Carrefour S.A.	2,798	51,807
Cie de Saint-Gobain S.A.	2,048	169,563
Cie Generale des Etablissements Michelin SCA	3,094	105,997
Covivio SA	233	13,925
Credit Agricole S.A.	4,661	86,995
Danone S.A.	2,946	235,406
Dassault Aviation S.A.	89	33,126
Dassault Systemes S.E.	2,943	59,579
Eiffage S.A.	319	48,924
Engie S.A.	8,329	268,422
EssilorLuxottica S.A.	1,365	318,079
Gecina S.A.	205	16,175
Getlink S.E.	1,352	29,175
Hermes International SCA	144	272,787
Ipsen S.A.	156	29,154
Kering S.A.	342	103,853
Klepierre S.A.	914	34,314
Legrand S.A.	1,199	186,270
L'Oreal S.A.	1,089	444,628
LVMH Moet Hennessy Louis Vuitton S.E.	1,131	618,261
Orange S.A.	8,541	175,117
Pernod Ricard S.A.	884	65,736
Publicis Groupe S.A.	994	82,273
Renault S.A.	921	31,575
Rexel S.A.	1,004	39,785
Safran S.A.	1,631	533,711
Sanofi SA	5,008	483,622
Sartorius Stedim Biotech	129	25,124
Schneider Electric S.E.	2,503	681,771
Societe Generale S.A.	3,218	234,968
Sodexo S.A.	410	21,046
Thales S.A.	426	124,922
TotalEnergies S.E.	9,069	832,300
Unibail-Rodamco-Westfield	537	59,245
Veolia Environnement S.A.	2,911	110,868
Vinci S.A.	2,267	340,275
		9,174,025
Germany — 8.6%
adidas AG	783	126,734
Allianz S.E.	1,737	733,568
	Number of Shares	Value†

Germany — (continued)
BASF S.E.	4,070	$250,673
Bayer AG	4,486	207,604
Bayerische Motoren Werke AG	1,289	119,241
Beiersdorf AG	431	38,741
Brenntag S.E.	533	36,105
Commerzbank AG	3,362	122,643
Continental AG	505	35,253
CTS Eventim AG & Co., KGaA	278	16,283
Daimler Truck Holding AG	2,115	104,155
Delivery Hero S.E.@,*	873	16,221
Deutsche Bank AG	8,410	250,282
Deutsche Boerse AG	858	251,347
Deutsche Lufthansa AG	2,941	25,045
Deutsche Post AG	4,169	219,735
Deutsche Telekom AG	16,670	622,179
E.ON S.E.	10,255	224,600
Evonik Industries AG	1,156	22,684
Fresenius Medical Care AG	1,043	47,266
Fresenius S.E. & Co., KGaA	1,943	100,834
GEA Group AG	697	49,987
Hannover Rueck S.E.	264	83,002
Heidelberg Materials AG	612	129,154
Henkel AG & Co., KGaA	470	33,760
Hensoldt AG	314	27,868
HOCHTIEF AG	76	34,570
Infineon Technologies AG	5,946	269,747
Knorr-Bremse AG	307	35,075
LEG Immobilien S.E.	357	23,320
Mercedes-Benz Group AG	3,290	202,213
Merck KGaA	600	76,232
MTU Aero Engines AG	248	90,475
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	593	374,504
Nemetschek S.E.	240	17,966
Rational AG	23	16,874
Rheinmetall AG	209	352,538
RWE AG	2,897	194,907
SAP S.E.	4,767	812,691
Scout24 S.E.@	329	25,385
Siemens AG	3,469	845,167
Siemens Energy AG	3,512	605,643
Siemens Healthineers AG@	1,573	67,114
Symrise AG	577	49,271
Talanx AG	287	35,613
Vonovia S.E.	3,459	86,518
Zalando S.E.@,*	991	24,211
		8,134,998
Hong Kong — 2.1%
AIA Group Ltd.	47,600	528,899
BOC Hong Kong Holdings Ltd.	16,000	88,272
CK Asset Holdings Ltd.	9,034	51,691
CK Hutchison Holdings Ltd.	11,628	89,257
CK Infrastructure Holdings Ltd.	2,500	20,048
CLP Holdings Ltd.	7,000	65,904
Futu Holdings Ltd., ADR*	250	34,190
Galaxy Entertainment Group Ltd.	9,000	40,679

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
Henderson Land Development Co., Ltd.	6,891	$25,602
HKT Trust & HKT Ltd.	16,240	25,378
Hong Kong & China Gas Co., Ltd.	50,112	45,584
Hong Kong Exchanges & Clearing Ltd.	5,484	276,657
Hongkong Land Holdings Ltd.	4,800	37,406
Jardine Matheson Holdings Ltd.	700	50,318
Link REIT	10,862	50,343
MTR Corp. Ltd.	7,396	30,309
Power Assets Holdings Ltd.	6,000	46,812
Prudential PLC	11,714	162,861
Sino Land Co., Ltd.	17,633	25,838
SITC International Holdings Co., Ltd.	6,000	26,271
Sun Hung Kai Properties Ltd.	6,661	110,911
Swire Pacific Ltd., Class A	1,500	16,395
Techtronic Industries Co., Ltd.	7,000	92,962
The Wharf Holdings Ltd.	4,000	11,039
WH Group Ltd.@	36,872	48,466
Wharf Real Estate Investment Co., Ltd.	7,000	20,371
		2,022,463
Ireland — 0.7%
AerCap Holdings N.V.	800	109,744
AIB Group PLC	9,304	99,321
Bank of Ireland Group PLC	4,433	80,429
Experian PLC	4,190	144,951
Kerry Group PLC, Class A	759	60,431
Kingspan Group PLC	670	57,292
Ryanair Holdings PLC	3,872	109,004
		661,172
Israel — 1.1%
Azrieli Group Ltd.	175	23,475
Bank Hapoalim BM	5,737	134,733
Bank Leumi Le-Israel BM	6,820	152,515
Check Point Software Technologies Ltd.*	372	53,140
Elbit Systems Ltd.	130	109,605
ICL Group Ltd.	3,227	16,655
Israel Discount Bank Ltd., Class A	5,734	57,900
Mizrahi Tefahot Bank Ltd.	681	49,765
Monday.com Ltd.*	170	11,749
Nice Ltd.*	267	29,479
Nova Ltd.*	140	61,825
Phoenix Financial Ltd.	1,085	57,933
Teva Pharmaceutical Industries Ltd.*	4,764	142,931
Teva Pharmaceutical Industries Ltd., ADR*	500	15,060
Tower Semiconductor Ltd.*	510	90,207
		1,006,972
Italy — 3.1%
Banca Mediolanum SpA	987	19,998
Banca Monte dei Paschi di Siena SpA	9,142	79,769
Banco BPM SpA	5,014	69,747
BPER Banca SpA	6,823	89,417
Buzzi SpA	385	19,465
Davide Campari-Milano N.V.	2,775	19,827
	Number of Shares	Value†

Italy — (continued)
Enel SpA	36,911	$403,542
Eni SpA	9,350	265,856
Ferrari N.V.	575	195,100
FinecoBank Banca Fineco SpA	2,856	63,542
Generali	3,902	156,983
Intesa Sanpaolo SpA	63,126	381,779
Italgas SpA	2,761	32,163
Leonardo SpA	1,866	126,924
Moncler SpA	1,090	65,627
Poste Italiane SpA@	2,159	50,820
Prysmian SpA	1,293	152,692
Recordati Industria Chimica e Farmaceutica SpA	515	29,488
Snam SpA	9,461	71,671
Telecom Italia SpA*	55,848	39,211
Telecom Italia SpA, RSP*	27,314	22,558
Terna - Rete Elettrica Nazionale	5,972	68,304
UniCredit SpA	6,353	455,788
Unipol Assicurazioni SpA	1,719	39,933
		2,920,204
Japan — 22.6%
Advantest Corp.	3,500	483,023
Aeon Co., Ltd.	10,200	121,951
AGC, Inc.	900	31,885
Aisin Corp.	2,100	29,585
Ajinomoto Co., Inc.	4,200	118,739
ANA Holdings, Inc.	800	14,327
Asahi Group Holdings Ltd.	7,100	70,891
Asahi Kasei Corp.	6,100	59,685
Asics Corp.	3,200	86,032
Astellas Pharma, Inc.	8,300	135,305
Bandai Namco Holdings, Inc.	2,700	66,610
Bridgestone Corp.	5,200	108,359
Canon, Inc.	4,000	110,989
Capcom Co., Ltd.	1,700	35,924
Central Japan Railway Co.	3,600	93,604
Chubu Electric Power Co., Inc.	3,200	52,758
Chugai Pharmaceutical Co., Ltd.	3,100	170,960
Dai Nippon Printing Co., Ltd.	1,800	32,796
Daifuku Co., Ltd.	1,500	52,964
Daiichi Life Group, Inc.	16,100	148,474
Daiichi Sankyo Co., Ltd.	8,200	146,703
Daikin Industries Ltd.	1,200	143,936
Daito Trust Construction Co., Ltd.	1,400	32,808
Daiwa House Industry Co., Ltd.	2,600	81,570
Daiwa Securities Group, Inc.	6,300	59,695
Denso Corp.	8,000	100,305
Disco Corp.	400	163,033
East Japan Railway Co.	4,400	100,634
Ebara Corp.	2,200	62,278
Eisai Co., Ltd.	1,200	37,568
ENEOS Holdings, Inc.	12,590	113,438
FANUC Corp.	4,300	149,885
Fast Retailing Co., Ltd.	900	355,596
Fuji Electric Co., Ltd.	600	42,031
FUJIFILM Holdings Corp.	5,200	99,089

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Fujikura Ltd.	7,200	$198,015
Fujitsu Ltd.	8,000	163,605
Hankyu Hanshin Holdings, Inc.	1,000	28,915
Hikari Tsushin, Inc.	100	25,441
Hitachi Ltd.	20,900	613,112
Honda Motor Co., Ltd.	16,900	136,781
Hoya Corp.	1,500	260,041
Hulic Co., Ltd.	2,300	26,810
Ibiden Co., Ltd.	1,100	55,045
Idemitsu Kosan Co., Ltd.	3,280	32,201
IHI Corp.	4,800	99,038
Inpex Corp.	4,100	121,276
Isuzu Motors Ltd.	2,500	36,002
ITOCHU Corp.	27,000	343,453
Japan Airlines Co., Ltd.	500	8,163
Japan Exchange Group, Inc.	4,700	54,887
Japan Post Bank Co., Ltd.	8,200	133,744
Japan Post Holdings Co., Ltd.	8,200	94,681
Japan Post Insurance Co., Ltd.	2,400	24,205
Japan Tobacco, Inc.	5,500	211,001
JFE Holdings, Inc.	2,800	32,780
JX Advanced Metals Corp.	2,700	59,842
Kajima Corp.	2,000	76,297
Kao Corp.	2,200	85,641
Kawasaki Heavy Industries Ltd.	3,500	65,825
Kawasaki Kisen Kaisha Ltd.	1,400	23,647
KDDI Corp.	13,400	228,158
Keyence Corp.	920	327,435
Kikkoman Corp.	3,000	27,236
Kioxia Holdings Corp.*	900	117,540
Kirin Holdings Co., Ltd.	3,700	58,853
Komatsu Ltd.	4,400	175,211
Konami Group Corp.	500	61,614
Kubota Corp.	4,300	68,908
Kyocera Corp.	6,000	92,001
Kyowa Kirin Co., Ltd.	1,000	16,366
Lasertec Corp.	400	89,029
LY Corp.	12,300	29,657
M3, Inc.*	1,900	19,502
Makita Corp.	1,000	32,866
Marubeni Corp.	6,400	234,124
MatsukiyoCocokara & Co.	1,400	22,283
MINEBEA MITSUMI, Inc.	1,600	26,568
Mitsubishi Chemical Group Corp.	5,600	32,738
Mitsubishi Corp.	14,600	500,867
Mitsubishi Electric Corp.	8,700	284,552
Mitsubishi Estate Co., Ltd.	4,900	136,007
Mitsubishi HC Capital, Inc.	3,900	34,995
Mitsubishi Heavy Industries Ltd.	14,500	398,412
Mitsubishi UFJ Financial Group, Inc.	51,500	872,098
Mitsui & Co., Ltd.	11,200	432,910
Mitsui Fudosan Co., Ltd.	12,100	128,991
Mitsui OSK Lines Ltd.	1,500	62,341
Mizuho Financial Group, Inc.	11,308	457,790
MonotaRO Co., Ltd.	1,100	11,924
MS&AD Insurance Group Holdings, Inc.	5,870	153,181
	Number of Shares	Value†

Japan — (continued)
Murata Manufacturing Co., Ltd.	7,600	$170,523
NEC Corp.	5,900	146,810
Nexon Co., Ltd.	1,800	33,906
NIDEC Corp.*	3,600	45,714
Nintendo Co., Ltd.	5,019	286,513
Nippon Building Fund, Inc.	34	28,549
Nippon Paint Holdings Co., Ltd.	4,200	26,336
Nippon Sanso Holdings Corp.	800	28,367
Nippon Steel Corp.	22,485	82,914
Nippon Yusen K.K.	1,800	66,123
Nissan Motor Co., Ltd.*	10,900	23,624
Nitori Holdings Co., Ltd.	1,900	30,186
Nitto Denko Corp.	3,200	64,014
Nomura Holdings, Inc.	13,800	108,662
Nomura Research Institute Ltd.	1,630	44,609
NTT, Inc.	137,100	137,164
Obayashi Corp.	2,800	67,817
Obic Co., Ltd.	1,366	33,155
Olympus Corp.	5,000	47,637
Oracle Corp. Japan	200	10,847
Oriental Land Co., Ltd.	4,700	79,993
ORIX Corp.	5,300	157,258
Osaka Gas Co., Ltd.	1,700	68,858
Otsuka Corp.	1,000	19,145
Otsuka Holdings Co., Ltd.	2,000	141,942
Pan Pacific International Holdings Corp.	8,000	48,802
Panasonic Holdings Corp.	10,700	179,454
Rakuten Group, Inc.*	7,200	33,657
Recruit Holdings Co., Ltd.	6,400	278,848
Renesas Electronics Corp.	8,200	117,237
Resona Holdings, Inc.	9,600	109,514
Ryohin Keikaku Co., Ltd.	2,200	46,947
Sanrio Co., Ltd.	4,000	24,869
SBI Holdings, Inc.	2,420	44,810
SCREEN Holdings Co., Ltd.	800	47,661
Secom Co., Ltd.	1,900	72,373
Seibu Holdings, Inc.	1,000	27,939
Sekisui Chemical Co., Ltd.	1,600	26,862
Sekisui House Ltd.	2,600	58,258
Seven & i Holdings Co., Ltd.	9,600	129,117
Shimadzu Corp.	1,000	23,763
Shimano, Inc.	400	41,761
Shimizu Corp.	2,300	41,265
Shin-Etsu Chemical Co., Ltd.	7,700	313,535
Shionogi & Co., Ltd.	3,300	72,999
Shiseido Co., Ltd.	2,000	40,861
SMC Corp.	248	97,538
SoftBank Corp.	131,200	175,562
SoftBank Group Corp.	16,800	409,076
Sompo Holdings, Inc.	4,075	158,633
Sony Financial Group, Inc.	26,200	24,001
Sony Group Corp.	28,100	585,681
Subaru Corp.	2,600	41,890
Sumitomo Corp.	5,000	187,095
Sumitomo Electric Industries Ltd.	3,300	187,506
Sumitomo Metal Mining Co., Ltd.	1,100	64,024

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sumitomo Mitsui Financial Group, Inc.	16,600	$545,813
Sumitomo Mitsui Trust Group, Inc.	2,786	88,753
Sumitomo Realty & Development Co., Ltd.	2,800	79,452
Suntory Beverage & Food Ltd.	600	16,944
Suzuki Motor Corp.	7,200	87,759
Sysmex Corp.	2,300	20,058
T&D Holdings, Inc.	2,100	53,791
Taisei Corp.	700	72,521
Takeda Pharmaceutical Co., Ltd.	7,295	268,660
TDK Corp.	8,900	115,613
Terumo Corp.	5,700	76,578
The Chiba Bank Ltd.	2,500	32,361
The Kansai Electric Power Co., Inc.	4,100	68,167
TIS, Inc.	900	19,243
Toho Co., Ltd.	2,500	26,259
Tokio Marine Holdings, Inc.	8,300	389,610
Tokyo Electron Ltd.	2,000	496,902
Tokyo Gas Co., Ltd.	1,400	65,935
Tokyu Corp.	2,300	27,149
TOPPAN Holdings, Inc.	1,000	26,375
Toray Industries, Inc.	6,300	44,873
Toyota Industries Corp.*	800	103,456
Toyota Motor Corp.	43,240	898,845
Toyota Tsusho Corp.	3,200	124,022
Tsuruha Holdings, Inc.	1,100	17,193
Unicharm Corp.	5,100	29,902
West Japan Railway Co.	1,900	37,448
Yamaha Motor Co., Ltd.	4,100	29,620
Yokogawa Electric Corp.	1,100	33,994
Yokohama Financial Group, Inc.	4,500	40,168
Zensho Holdings Co., Ltd.	400	23,353
ZOZO, Inc.	1,800	12,605
		21,493,661
Luxembourg — 0.2%
ArcelorMittal S.A.	2,020	104,760
CVC Capital Partners PLC@	917	11,972
Eurofins Scientific S.E.	553	40,352
Tenaris S.A.	1,809	52,881
		209,965
Macao — 0.0%
Sands China Ltd.	11,200	23,871
Mexico — 0.1%
Fresnillo PLC	1,059	46,941
Netherlands — 5.3%
ABN AMRO Bank N.V.	2,697	85,497
Adyen N.V.@,*	115	115,098
Aegon Ltd.	5,731	41,912
Akzo Nobel N.V.	795	45,701
Argenx S.E.*	280	203,207
ASM International N.V.	215	162,960
ASML Holding N.V.	1,771	2,354,999
ASR Nederland N.V.	741	51,016
BE Semiconductor Industries N.V.	345	73,897
	Number of Shares	Value†

Netherlands — (continued)
Euronext N.V.@	347	$55,722
EXOR N.V.	450	34,446
Ferrovial S.E.	2,351	152,948
Heineken Holding N.V.	617	43,910
Heineken N.V.	1,324	101,840
ING Groep N.V.	13,233	343,485
JDE Peet's N.V.	692	25,572
Koninklijke Ahold Delhaize N.V.	4,102	191,027
Koninklijke KPN N.V.	18,067	100,699
Koninklijke Philips N.V.	3,491	95,487
Nebius Group N.V., Class A*	1,000	103,760
NN Group N.V.	1,172	91,528
Prosus N.V.*	5,939	274,949
QIAGEN N.V.	977	39,578
Randstad N.V.	473	12,345
Stellantis N.V.	4,149	29,931
Stellantis N.V.	4,370	31,585
The Magnum Ice Cream Co. N.V.*	1,083	15,910
The Magnum Ice Cream Co. N.V.*	973	14,279
Universal Music Group N.V.	5,064	98,296
Wolters Kluwer N.V.	1,070	79,916
		5,071,500
New Zealand — 0.2%
Auckland International Airport Ltd.	8,222	37,659
Contact Energy Ltd.	4,304	22,877
Fisher & Paykel Healthcare Corp. Ltd.	2,472	53,601
Infratil Ltd.	4,146	27,956
Meridian Energy Ltd.	5,266	16,856
Xero Ltd.*	777	41,064
		200,013
Norway — 0.8%
Aker BP ASA	1,522	56,267
DNB Bank ASA	4,075	127,501
Equinor ASA	3,566	151,927
Gjensidige Forsikring ASA	851	22,261
Kongsberg Gruppen ASA	2,080	88,664
Mowi ASA	2,201	50,059
Norsk Hydro ASA	6,136	65,400
Orkla ASA	3,112	39,163
Salmar ASA	344	20,072
Telenor ASA	2,863	50,354
Yara International ASA	710	41,503
		713,171
Poland — 0.0%
InPost S.A.*	1,317	23,316
Portugal — 0.2%
Banco Comercial Portugues S.A., Class R	33,071	32,210
EDP S.A.	13,321	70,491
Galp Energia SGPS S.A.	1,785	42,800
Jeronimo Martins SGPS S.A.	1,244	29,746
		175,247

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — 1.6%
CapitaLand Ascendas REIT	17,290	$33,369
CapitaLand Integrated Commercial Trust	26,406	47,353
CapitaLand Investment Ltd.	10,407	22,152
DBS Group Holdings Ltd.	9,632	428,625
Grab Holdings Ltd., Class A*	11,100	40,626
Keppel Ltd.	6,500	59,880
Oversea-Chinese Banking Corp. Ltd.	15,391	263,613
Sea Ltd., ADR*	1,800	149,058
Sembcorp Industries Ltd.	3,700	19,215
Singapore Airlines Ltd.	6,900	35,581
Singapore Exchange Ltd.	3,700	56,444
Singapore Technologies Engineering Ltd.	7,200	61,108
Singapore Telecommunications Ltd.	34,200	131,406
United Overseas Bank Ltd.	5,737	164,226
Wilmar International Ltd.	8,000	24,035
		1,536,691
Spain — 3.6%
Acciona S.A.	104	27,348
ACS Actividades de Construccion y Servicios S.A.	785	95,735
Aena SME S.A.@	3,280	96,751
Amadeus IT Group S.A.	2,064	118,021
Banco Bilbao Vizcaya Argentaria S.A.	26,099	563,727
Banco de Sabadell S.A.	23,180	83,038
Banco Santander S.A.	67,348	755,019
Bankinter S.A.	2,974	47,100
CaixaBank S.A.	17,773	213,057
Cellnex Telecom S.A.@	2,182	70,162
EDP Renovaveis S.A.	1,399	22,423
Endesa S.A.	1,359	56,674
Grifols S.A.	1,135	11,874
Iberdrola S.A.	29,385	672,745
Indra Sistemas S.A.	360	20,121
Industria de Diseno Textil S.A.	4,957	288,541
Mapfre S.A.	4,641	20,683
Naturgy Energy Group S.A.	1,173	35,116
Redeia Corp. S.A.	1,818	30,816
Repsol S.A.	4,919	138,462
Telefonica S.A.	17,190	75,215
		3,442,628
Sweden — 3.5%
AddTech AB, Class B	1,238	42,482
Alfa Laval AB	1,254	68,594
Assa Abloy AB, Class B	4,581	165,594
Atlas Copco AB, Class A	12,246	216,103
Atlas Copco AB, Class B	7,173	112,130
Beijer Ref AB	1,983	27,491
Boliden AB*	1,270	66,576
Epiroc AB, Class A	2,862	70,453
Epiroc AB, Class B	1,799	38,537
EQT AB	2,291	71,085
Essity AB, Class B	2,667	68,736
Evolution AB@	634	39,846
	Number of Shares	Value†

Sweden — (continued)
Fastighets AB Balder, Class B*	2,900	$16,984
H & M Hennes & Mauritz AB, Class B	2,293	42,899
Hexagon AB, Class B	9,558	93,020
Holmen AB, Class B	347	12,443
Industrivarden AB, Class A	513	25,551
Industrivarden AB, Class C	681	33,756
Indutrade AB	1,163	26,666
Investment AB Latour, Class B	649	13,991
Investor AB, Class B	8,285	313,792
L E Lundbergforetagen AB, Class B	336	19,103
Lifco AB, Class B	1,067	32,279
Nibe Industrier AB, Class B	6,781	28,334
Saab AB, Class B	1,489	97,455
Sagax AB, Class B	919	16,958
Sandvik AB	4,831	185,713
Securitas AB, Class B	2,142	35,874
Skandinaviska Enskilda Banken AB, Class A	6,941	128,262
Skanska AB, Class B	1,493	40,384
SKF AB, Class B	1,500	36,159
Spotify Technology S.A.*	730	353,984
Svenska Cellulosa AB SCA, Class B	2,922	33,879
Svenska Handelsbanken AB, Class A	6,368	83,954
Swedbank AB, Class A	3,899	132,892
Swedish Orphan Biovitrum AB*	878	36,797
Tele2 AB, Class B	2,545	52,675
Telefonaktiebolaget LM Ericsson, Class B	12,851	146,505
Telia Co., AB	10,628	54,450
Trelleborg AB, Class B	941	35,193
Volvo AB, Class A	239	7,828
Volvo AB, Class B	7,001	230,188
		3,355,595
Switzerland — 9.8%
ABB Ltd.	7,101	577,368
Alcon AG	2,283	172,573
Avolta AG*	393	23,563
Banque Cantonale Vaudoise	130	21,144
Barry Callebaut AG	18	31,655
Belimo Holding AG	47	38,171
BKW AG	82	16,167
Chocoladefabriken Lindt & Spruengli AG	1	143,132
Cie Financiere Richemont S.A., Class A	2,436	430,115
Coca-Cola HBC AG*	1,031	58,075
DSM-Firmenich AG	809	57,863
EMS-Chemie Holding AG	29	22,802
Galderma Group AG	747	146,811
Geberit AG	156	105,305
Givaudan S.A.	42	142,023
Glencore PLC*	45,797	346,861
Helvetia Baloise Holding AG	347	89,807
Holcim AG*	2,326	192,272
Julius Baer Group Ltd.	896	65,904
Kuehne + Nagel International AG	229	52,442
Logitech International S.A.	660	61,291

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Lonza Group AG	320	$205,286
Nestle S.A.	11,759	1,153,453
Novartis AG	8,676	1,331,718
Partners Group Holding AG	104	112,095
Roche Holding AG	150	62,154
Roche Holding AG	3,206	1,279,485
Sandoz Group AG	1,917	150,199
Schindler Holding AG	105	33,070
Schindler Holding AG, Participation Certificates	173	56,985
SGS S.A.	767	80,833
Sika AG	699	115,697
Sonova Holding AG	221	50,391
STMicroelectronics N.V.	3,118	106,101
Straumann Holding AG	485	50,742
Swiss Life Holding AG	131	142,687
Swiss Prime Site AG	343	58,076
Swiss Re AG	1,362	228,785
Swisscom AG	119	99,860
The Swatch Group AG	128	28,258
UBS Group AG	14,374	560,491
VAT Group AG@	125	77,980
Zurich Insurance Group AG	686	484,878
		9,264,568
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.9%
3i Group PLC	4,535	147,800
Admiral Group PLC	1,231	51,487
Airtel Africa PLC, 144A@	4,133	19,059
Anglo American PLC	5,109	219,358
Associated British Foods PLC	1,401	35,070
AstraZeneca PLC	7,078	1,384,032
Autotrader Group PLC@	3,774	23,622
Aviva PLC	14,048	112,741
BAE Systems PLC	13,657	400,403
Barclays PLC	63,366	331,625
Barratt Redrow PLC	5,811	20,211
BP PLC	71,367	558,575
British American Tobacco PLC	9,902	574,898
BT Group PLC	26,357	73,867
Bunzl PLC	1,435	43,201
Centrica PLC	22,348	63,277
Coca-Cola Europacific Partners PLC	934	85,716
Compass Group PLC	7,731	215,702
Diageo PLC	10,147	188,706
Endeavour Mining PLC	920	55,430
Entain PLC	2,980	22,387
GSK PLC	18,430	507,663
Haleon PLC	40,642	201,137
Halma PLC	1,768	90,222
HSBC Holdings PLC	78,380	1,287,203
Imperial Brands PLC	3,506	142,161
Informa PLC	6,057	60,835
InterContinental Hotels Group PLC	639	84,268
	Number of Shares	Value†

United Kingdom — (continued)
International Consolidated Airlines Group S.A.	5,483	$26,024
Intertek Group PLC	668	32,504
J. Sainsbury PLC	8,298	37,233
JD Sports Fashion PLC	12,768	12,110
Kingfisher PLC	8,065	30,666
Land Securities Group PLC	3,488	25,728
Legal & General Group PLC	25,239	82,944
Lloyds Banking Group PLC	268,874	333,252
London Stock Exchange Group PLC	2,128	251,291
M&G PLC	10,956	39,797
Marks & Spencer Group PLC	9,274	41,786
Melrose Industries PLC	5,485	37,167
National Grid PLC	22,836	385,474
NatWest Group PLC	36,520	270,538
Next PLC	539	91,063
Pearson PLC	2,427	31,997
Reckitt Benckiser Group PLC	2,951	198,426
RELX PLC	5,252	172,068
RELX PLC	3,037	101,143
Rentokil Initial PLC	11,821	73,360
Rio Tinto PLC	5,122	475,187
Rolls-Royce Holdings PLC	38,122	579,166
Schroders PLC	3,435	26,448
Segro PLC	5,560	47,663
Severn Trent PLC	1,289	52,867
Shell PLC	26,016	1,204,932
Smith & Nephew PLC	3,785	59,970
Smiths Group PLC	1,404	42,845
Spirax Group PLC	358	32,118
SSE PLC	5,569	192,513
Standard Chartered PLC	8,876	184,975
Standard Life PLC	2,925	26,490
Tesco PLC	29,714	186,753
The Sage Group PLC	4,511	50,548
Unilever PLC	5,146	282,512
Unilever PLC	4,813	271,740
United Utilities Group PLC	3,227	56,266
Verisure PLC*	1,171	12,156
Vodafone Group PLC	88,505	133,497
Whitbread PLC	715	21,983
Wise PLC, Class A*	2,843	34,236
		13,250,092
United States — 0.1%
Sunbelt Rentals Holdings, Inc.	1,941	123,819
TOTAL COMMON STOCKS (Cost $54,228,565)		92,944,969

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	270	24,854
Dr. Ing. h.c. F. Porsche AG	537	24,463
Henkel AG & Co., KGaA	752	58,091
Porsche Automobil Holding S.E.	711	26,035
Sartorius AG	123	30,777

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
Volkswagen AG	949	$97,075
TOTAL PREFERRED STOCKS (Cost $342,252)		261,295

RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA*	83,162	1
Singapore — 0.0%
CapitaLand Ascendas REIT*	484	49
TOTAL RIGHTS (Cost $0)		50

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $922,261)	922,261	922,261
TOTAL INVESTMENTS — 99.0% (Cost $55,493,078)		$94,128,575
Other Assets & Liabilities — 1.0%		921,055
TOTAL NET ASSETS — 100.0%		$95,049,630

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $898,321, which represents 0.9% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.

Country Weightings as of 3/31/2026††
Japan	23%
United Kingdom	14
Switzerland	10
France	10
Germany	9
Australia	7
Netherlands	5
Other	22
Total	100%
††	% of total investments as of March 31, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$82,273
Aerospace & Defense	3.5	3,272,541
Agriculture	1.0	952,095
Airlines	0.3	237,464
Apparel	1.3	1,207,667
Auto Manufacturers	2.3	2,176,717
Auto Parts & Equipment	0.7	670,461
Banks	15.9	14,776,648
Beverages	1.2	1,098,494
Biotechnology	0.6	553,318
Building Materials	1.5	1,360,615
Chemicals	2.1	1,906,418
Commercial Services	1.9	1,734,411
Computers	0.7	625,537
Cosmetics & Personal Care	1.6	1,463,898
Distribution & Wholesale	2.1	1,988,202
Diversified Financial Services	1.8	1,646,646
Electric	3.4	3,140,123
Electrical Components & Equipment	1.9	1,796,116
Electronics	1.2	1,081,025
Energy-Alternate Sources	0.2	140,023
Engineering & Construction	1.5	1,352,853
Entertainment	0.4	402,014
Food	3.3	3,034,555
Food Service	0.0	21,046
Forest Products & Paper	0.1	85,152
Gas	0.4	335,884
Hand & Machine Tools	0.3	303,628
Healthcare Products	1.4	1,294,055
Healthcare Services	0.5	442,108
Holding Companies	0.1	50,318
Home Builders	0.2	186,901
Home Furnishings	0.8	782,009
Household Products & Wares	0.3	232,186
Insurance	5.9	5,506,166
Internet	1.1	1,017,354
Investment Companies	0.6	564,695
Iron & Steel	0.4	332,227
Leisure Time	0.2	189,402
Lodging	0.2	213,153
Machinery — Construction & Mining	2.3	2,141,325
Machinery — Diversified	1.6	1,471,240
Media	0.1	92,832
Metal Fabricate/Hardware	0.2	167,020
Mining	3.0	2,813,780

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Miscellaneous Manufacturing	1.2%	$1,100,584
Office & Business Equipment	0.1	110,989
Oil & Gas	4.2	3,931,812
Packaging and Containers	0.0	28,594
Pharmaceuticals	8.2	7,639,253
Pipelines	0.0	40,278
Private Equity	0.4	365,104
Real Estate	1.0	953,303
Real Estate Investment Trusts	0.7	642,998
Retail	2.2	2,060,170
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Semiconductors	4.9%	$4,586,500
Shipbuilding	0.1	121,932
Software	1.4	1,335,287
Telecommunications	3.3	3,065,423
Toys, Games & Hobbies	0.4	377,992
Transportation	1.3	1,206,452
Unknown SOI_Bloomberg Group	0.2	215,702
Water	0.2	220,001
	100.0%	$92,944,969

Open forward foreign currency contracts held at March 31, 2026 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Hong Kong & Shanghai Bank	06/17/26	(250,000)	0.86209	$(289,413)	$(289,991)	$—	$(578)
Sell	Swiss Franc	UBS Securities	06/17/26	(195,000)	0.79282	(251,659)	(245,958)	5,701	—
	Total							$5,701	$(578)
Futures contracts held by the Fund at March 31, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	06/19/26	17	50	$2,901	$2,465,935	$1,317	$—
							$1,317	$—